Note 8 - Cash and Cash Equivalents - Cash and Cash Equivalents (Details) - CAD ($)	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Statement Line Items [Line Items]
Cash at bank and on hand	$ 5,543,089	$ 1,338,082
Guaranteed Investment Certificates	3,650,000	5,139,803
Total	$ 9,193,089	$ 6,477,885	$ 9,644,214